Provisions - Provision for off-balance-sheet risk (Details) - Provisions for off-balance sheet risk - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Disclosure of other provisions [line items]
Other provisions.	$ 1,232	$ 1,075	$ 1,075
Available lines of credit cards and non-revolving consumer loans
Disclosure of other provisions [line items]
Other provisions.	906	965
Guarantees and loan commitments of commercial and public sector loans
Disclosure of other provisions [line items]
Other provisions.	$ 326	$ 110